Related Parties and Parties-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-In-Interest Transactions	Related Party and Party-in-Interest Transactions
The Plan engages in certain transactions involving the Company, BlackRock, Inc. (“BlackRock”), Mercer Investments LLC (“Mercer”), State Street Bank and Trust Company (“State Street”), FMTC, and affiliates of Fidelity, which are, or have at certain times in the audited period been, parties-in-interest under the provisions of ERISA. These transactions involve the purchase and sale of the Company’s common stock, the payment of investment management fees to BlackRock, the payment of trustee fees to FMTC, and investments in money market and mutual funds and a self-directed brokerage feature managed by affiliates of Fidelity. These transactions are covered by an exemption from the prohibited transaction provisions of ERISA and the Code.

At December 31, 2025 and 2024, the Plan held approximately 3.5 million and 3.7 million shares, respectively, of common stock of the Company, with fair values of approximately $84.2 million and $77.7 million, respectively. The Plan made purchases of $7 million and sales of $11.3 million of the Company’s common stock, and recorded dividend income of $2 million from the Company’s common stock during 2025.

In addition, the Plan held approximately $3,988 million and $3,851 million of the Blackrock Common Collective Trust Funds as of December 31, 2025 and 2024, respectively. BlackRock beneficially owned approximately 9.9% of outstanding shares of the Company’s common stock as of December 31, 2025 and 2024, respectively.
In addition, the Plan held approximately $4,029 million and $3,594 million of the Mercer Collective Investment Trust Funds as of December 31, 2025 and 2024, respectively. Mercer is an investment fiduciary in respect of a portion of the Plan.

In addition, the Plan held approximately $9.5 million and $10 million of investments issued by affiliates of State Street as of December 31, 2025 and 2024, respectively. State Street is an investment fiduciary in respect of a portion of the Plan.

As of December 31, 2025 and 2024, the Plan held investments issued by affiliates of Fidelity totaling $424 million and $383 million, respectively.